Pilot plant (Tables)	3 Months Ended
Sep. 30, 2021
Pilot Plant
Disclosure of detailed information about pilot plant

$
Balance at June 30, 2019	-
Costs transferred from asset under construction	25,964,026
Decommissioning provision	136,280
Amortisation	(3,722,862)
Balance at June 30, 2020	22,377,444
Additions	2,764,138
Amortisation	(11,360,466)
Effect of movement in foreign exchange rates	(1,442,375)
Balance at June 30, 2021	12,338,741
Additions	681,766
Amortisation	(3,613,127)
Effect of movement in foreign exchange rates	303,365
Balance at September 30, 2021	9,710,745